Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of currency exposure

The Group’s currency exposure based on the information provided to key management is as follows:

	SGD	USD	CNY	MYR	Total
	US$	US$	US$	US$	US$
December 31, 2025
Financial assets
Cash and cash equivalents	175,174	358,435	-	-	533,609
Trade and other receivables	993,145	142,690	-	4,285	1,140,120
	1,168,319	501,125	-	4,285	1,673,729

Financial liabilities
Trade and other payables	4,287,542	1,323,674	884,953	5,227	6,501,396
Borrowings	3,499,706	-	-	-	3,499,706
Lease liabilities	2,012,832	-	-	119,437	2,132,269
	9,800,080	1,323,674	884,953	124,664	12,133,371
Net financial liabilities	(8,631,761)	(822,549)	(884,953)	(120,379)	(10,459,642)

Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency	(8,631,761)	(822,549)	(884,953)	(120,379)	(10,459,642)

OIO Group

Notes to the Consolidated Financial Statements for the Financial Years ended December 31, 2025 and 2024

23. Financial risk management (continued)

(a)	Market risk (continued)

(i)	Currency risk (continued)

	SGD	USD	MYR	Total
	US$	US$	US$	US$
December 31, 2024
Financial assets
Cash and cash equivalents	270,772	362,977	1,133	634,882
Trade and other receivables	1,021,680	18,862	-	1,040,542
	1,292,452	381,839	1,133	1,675,424

Financial liabilities
Trade and other payables	3,754,629	683,017	12,304	4,449,950
Borrowings	4,319,182	-	-	4,319,182
Lease liabilities	2,147,956	-	-	2,147,956
	10,221,797	683,017	12,304	10,917,088
Net financial liabilities	(8,929,315)	(301,178)	(11,171)	(9,241,664)

Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency	(8,929,315)	(301,178)	(11,171)	(9,241,664)

Schedule of tax rate effect

	Increase/(decrease)
	in profit or loss before tax
	2025	2024
	US$	US$
SGD against USD
- strengthened	(863,176)	(892,932)
- weakened	863,176	892,932

MYR against USD
- strengthened	(12,038)	(1,117)
- weakened	12,038	1,117

CNY against USD
- strengthened	(88,495)	-
- weakened	88,495	-

Schedule of group’s exposure to credit risk and ECLs for trade receivables

The following table provides information about the Group’s exposure to credit risk and ECLs for trade receivables:

2025

		Gross
	Expected	carrying	Loss
	loss	amount	allowance
	rate	US$	US$

Current (not past due)	0%	688,636	-
Less than 3 months past due	0%	97,867	-
3 months to 6 months past due	0%	67,165	-
More than 6 months past due	100%	48,972	48,972
		902,640	48,972

OIO Group

Notes to the Consolidated Financial Statements for the Financial Years ended December 31, 2025 and 2024

23. Financial risk management (continued)

(b)	Credit risk (continued)

(ii)	Impairment of trade receivables (continued)

2024

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
		US$	US$

Current (not past due)	0%	566,787	-
Less than 3 months past due	3%	120,572	3,420
More than 6 months past due	100%	44,271	44,271
		731,630	47,691

Schedule of movements in loss allowance for trade receivables	The movements in loss allowance for trade receivables during the years are as follows:
	2025	2024
	US$	US$
At January 1	47,691	46,768
Foreign exchange adjustment	1,281	923
At December 31	48,972	47,691

Schedule of liquidity risk

The table below analyses non-derivative financial liabilities of the Group based on the remaining period from December 31, 2025 and 2024 to the contractual maturity date. The amounts disclosed in the table below are the contractual undiscounted cash flows.

	Less than	Between	More than
	1 year	2 and 5 years	5 years
	US$	US$	US$

At December 31, 2025
Trade and other payables	6,501,396	-	-
Borrowings	3,537,212	-	-
Lease liabilities	386,565	425,416	2,059,641
	10,425,173	425,416	2,059,641

At December 31, 2024
Trade and other payables	4,449,950	-	-
Borrowings	3,039,021	1,407,585	-
Lease liabilities	278,197	452,919	2,040,342
	7,767,168	1,860,504	2,040,342

Schedule of financial instruments

The carrying amounts of the different categories of financial instruments are as follows:

	2025	2024
	US$	US$

Financial assets, at amortised cost	1,487,221	1,434,788
Financial liabilities, at amortised cost	11,267,062	9,891,805